GOODWILL AND INTANGIBLE ASSETS - Rollforward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 10,899.0
Amortization	262.2	$ 441.1
Intangible assets and goodwill at end of period	8,651.9	10,899.0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	8,065.8
Intangible assets and goodwill at end of period	6,894.9	8,065.8
Indefinite life C of As
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	880.7
Intangible assets and goodwill at end of period	526.4	880.7
Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,721.4
Intangible assets and goodwill at end of period	1,052.9	1,721.4
Trade name, definite life C of As and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	104.2
Intangible assets and goodwill at end of period	54.1	104.2
Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	126.9
Intangible assets and goodwill at end of period	123.6	126.9
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	13,494.4	13,089.9
Acquisitions via business combinations	742.7	224.8
Adjustments for prior year acquisitions	6.5	23.8
Other	29.3	14.8
Disposals	(3,278.8)	(503.4)
Changes in foreign exchange	(328.5)	644.5
Intangible assets and goodwill at end of period	10,665.6	13,494.4
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	8,065.8	7,890.5
Acquisitions via business combinations	386.2	119.8
Adjustments for prior year acquisitions	14.4	33.0
Other	7.2	0.0
Disposals	(1,346.0)	(415.7)
Changes in foreign exchange	(232.7)	438.2
Intangible assets and goodwill at end of period	6,894.9	8,065.8
Cost | Indefinite life C of As
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	880.7	861.0
Acquisitions via business combinations	0.0	11.1
Adjustments for prior year acquisitions	0.0	0.0
Other	0.0	0.0
Disposals	(348.1)	0.0
Changes in foreign exchange	(6.2)	8.6
Intangible assets and goodwill at end of period	526.4	880.7
Cost | Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	3,812.7	3,674.1
Acquisitions via business combinations	250.5	60.0
Adjustments for prior year acquisitions	(4.1)	(1.7)
Other	11.4	14.8
Disposals	(1,298.2)	(87.7)
Changes in foreign exchange	(71.7)	153.2
Intangible assets and goodwill at end of period	2,700.6	3,812.7
Cost | Trade name, definite life C of As and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	155.8	143.5
Acquisitions via business combinations	27.0	1.3
Adjustments for prior year acquisitions	(0.7)	0.0
Other	5.7	0.0
Disposals	(114.0)	0.0
Changes in foreign exchange	(2.6)	11.0
Intangible assets and goodwill at end of period	71.2	155.8
Cost | Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	579.4	520.8
Acquisitions via business combinations	79.0	32.6
Adjustments for prior year acquisitions	(3.1)	(7.5)
Other	5.0	0.0
Disposals	(172.5)	0.0
Changes in foreign exchange	(15.3)	33.5
Intangible assets and goodwill at end of period	472.5	579.4
Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,595.4)	(2,143.1)
Amortization	262.2	441.1
Disposals	(793.7)	(86.9)
Changes in foreign exchange	(50.2)	98.1
Intangible assets and goodwill at end of period	(2,013.7)	(2,595.4)
Accumulated depreciation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0	0.0
Amortization	0.0	0.0
Disposals	0.0	0.0
Changes in foreign exchange	0.0	0.0
Intangible assets and goodwill at end of period	0.0	0.0
Accumulated depreciation | Indefinite life C of As
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0	0.0
Amortization	0.0	0.0
Disposals	0.0	0.0
Changes in foreign exchange	0.0	0.0
Intangible assets and goodwill at end of period	0.0	0.0
Accumulated depreciation | Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(2,091.3)	(1,759.5)
Amortization	206.3	347.5
Disposals	(610.7)	(86.9)
Changes in foreign exchange	(39.2)	71.2
Intangible assets and goodwill at end of period	(1,647.7)	(2,091.3)
Accumulated depreciation | Trade name, definite life C of As and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(51.6)	(38.7)
Amortization	12.5	9.4
Disposals	(46.2)	0.0
Changes in foreign exchange	(0.8)	3.5
Intangible assets and goodwill at end of period	(17.1)	(51.6)
Accumulated depreciation | Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(452.5)	(344.9)
Amortization	43.4	84.2
Disposals	(136.8)	0.0
Changes in foreign exchange	(10.2)	23.4
Intangible assets and goodwill at end of period	$ (348.9)	$ (452.5)